Fair Value of Financial Instruments - Schedule of Remaining Contractual Maturities of the Financial Instruments (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Schedule of Remaining Contractual Maturities of the Financial Instruments [Line Items]
Accounts payable	$ 6,971,443
Loans payable	71,329
Convertible notes	386,868	157,515
Total current liabilities	7,429,640	$ 4,865,455
Maximum credit risk	416,097
Less than 1 year [Member]
Schedule of Remaining Contractual Maturities of the Financial Instruments [Line Items]
Accounts payable	6,971,443
Loans payable	71,329
Convertible notes	386,868
Total current liabilities	7,429,640
1 to 2 years [Member]
Schedule of Remaining Contractual Maturities of the Financial Instruments [Line Items]
Accounts payable
Loans payable
Convertible notes
Total current liabilities
3 to 5 years [Member]
Schedule of Remaining Contractual Maturities of the Financial Instruments [Line Items]
Accounts payable
Loans payable
Convertible notes
Total current liabilities
More than 5 years [Member]
Schedule of Remaining Contractual Maturities of the Financial Instruments [Line Items]
Accounts payable
Loans payable
Convertible notes
Total current liabilities